Parent Only Financial Information - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member]	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Operating expenses
Amortization of intangible asset	$ 1,241,642	$ 158,173		$ 1,481,738	$ 190,756
Professional fee	2,177,751	277,424		1,087,478	140,000
Other general and administrative expenses	357,950	45,599	7,500	170,939	22,007	77,088
Total operating expenses	3,777,343	481,196	7,500	2,740,155	352,763	77,088
INCOME BEFORE TAX EXPENSES	3,777,343	481,196	7,500	2,740,155	352,763	77,088
INCOME TAX EXPENSES
NET INCOME	$ 3,777,343	$ 481,196	$ 7,500	$ 2,740,155	$ 352,763	$ 77,088